Offerings	Nov. 26, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,346,936
Proposed Maximum Offering Price per Unit | $ / shares	3.77
Maximum Aggregate Offering Price	$ 8,847,948.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,221.91
Offering Note

1
Note 1a: Represents shares of common stock, par value $0.0001 per share (“Common Stock”), of Anteris Technologies Global Corp. (the “Company”) that will be offered for sale by the selling stockholders named in the prospectus that forms a part of the Company’s registration statement on Form S-1 (the “Registration Statement”) to which this exhibit relates. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Common Stock being registered under the Registration Statement includes such indeterminate number of additional Common Stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the Common Stock being registered under the Registration Statement. Additionally, pursuant to Rule 416(b) under the Securities Act, if prior to the completion of the distribution of the Common Stock registered under the Registration Statement, all Common Stock are combined by a reverse stock split into a lesser number of Common Stock, the number of undistributed Common Stock covered by the Registration Statement shall be proportionately reduced.

Note 1b: Represents 2,346,936 shares of Common Stock that are issued and outstanding.

Note 1c: Estimated solely for the purpose of calculating the amount of registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per unit and proposed maximum aggregate offering price are based on the average of the high and low sales price of the Common Stock as reported on the Nasdaq Stock Market LLC on November 25, 2025 of $3.77.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,346,936
Proposed Maximum Offering Price per Unit | $ / shares	7.5
Maximum Aggregate Offering Price	$ 17,602,020
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,430.84
Offering Note

2
Note 2a: See Note 1(a).

Note 2b: Represents 2,346,936 shares of Common Stock issuable upon exercise of warrants to purchase Common Stock (“Common Stock Purchase Warrants”).

Note 2c: Pursuant to Rule 457(g) under the Securities Act and solely for the purpose of calculating the registration fee with respect to the shares of Common Stock issuable upon exercise of the Common Stock Purchase Warrants, the proposed maximum offering price per unit and proposed maximum aggregate offering price are based upon the exercise price of the Common Stock Purchase Warrants of $7.50 per share.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,079,962
Proposed Maximum Offering Price per Unit | $ / shares	3.77
Maximum Aggregate Offering Price	$ 7,841,456.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,082.91
Offering Note

3	Note 3a: See Notes 1(a) and 1(c). Note 3b: Represents 2,079,962 shares of Common Stock underlying issued and outstanding CHESS Depositary Interests (“CDIs”).

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,329,962
Proposed Maximum Offering Price per Unit | $ / shares	7.48
Maximum Aggregate Offering Price	$ 17,428,115.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,406.83
Offering Note

4
Note 4a: See Note 1(a).

Note 4b: Represents 2,329,962 shares of Common Stock underlying CDIs to be issued upon exercise of warrants to purchase CDIs (“CDI Warrants”).

Note 4c: Pursuant to Rule 457(g) under the Securities Act and solely for the purpose of calculating the registration fee with respect to the shares of Common Stock issuable upon exercise of the CDI Warrants, the proposed maximum offering price per unit and proposed maximum aggregate offering price are based upon the exercise price of the CDI Warrants of A$11.50 per share (or approximately $7.48 per share using an exchange rate of A$1 to $0.6500).